Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
July 30, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None (but see below)

Form 13F Information Table Entry Total: 78
Form 13F Information Table Value Total: $2,790,697 (thousands)

List of Other Included Managers: None
  Note that this filing by Madison Investment Advisors, Inc.
  includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
A.G. Edwards, Inc.             COM         281760108     2404   70640 SH       SOLE                  66785           3855
Altria Group                   COM         02209s103      350    7000 SH       SOLE                                  7000
American International Group   COM         026874107    67422  945875 SH       SOLE                 854781          91094
Amgen, Inc.                    COM         031162100      516    9450 SH       SOLE                   9450
Anheuser-Busch Co              COM         035229103      205    3800 SH       SOLE                   3800
Bankamerica Corp               COM         060505104      533    6300 SH       SOLE                   6300
Baxter International           COM         071813109    69821 2023214 SH       SOLE                1899334         123880
Bed Bath Beyond Inc            COM         075896100      258    6700 SH       SOLE                   6700
Bellsouth Corp                 COM         079860102      343   13100 SH       SOLE                  13100
Berkshire Hathaway Inc Class A COM         084670108      534       6 SH       SOLE                      6
Berkshire Hathaway Inc. Del Cl COM         084670207    96726   32733 SH       SOLE                  29471           3262
Best Buy Company               COM         086516101      274    5400 SH       SOLE                   5400
Boeing                         COM         097023105      345    6750 SH       SOLE                                  6750
Bristol-Myers Squibb           COM         110122108     2177   88854 SH       SOLE                  34127          54727
Cisco Systems, Inc.            COM         17275R102     1654   69800 SH       SOLE                  28205          41595
Citigroup, Inc.                COM         172967101      918   19733 SH       SOLE                  19733
Colgate Palmolive Co.          COM         194162103      351    6000 SH       SOLE                   6000
Comcast, Corp. - Cl A          COM         20030N101      674   23970 SH       SOLE                  23970
Comcast, Corp. - Special Cl A  COM         20030N200    95976 3476137 SH       SOLE                3121758         354379
Costco Wholesale Corp          COM         22160K105   100505 2440628 SH       SOLE                2242910         197718
Del Monte Foods Co.            COM         24522P103     5924  583055 SH       SOLE                 283775         299280
Dover Corp.                    COM         260003108    72390 1719472 SH       SOLE                1537197         182275
Ethan Allen Interiors          COM         297602104     1909   53150 SH       SOLE                  48860           4290
Expeditors International Wash  COM         302130109     3419   69202 SH       SOLE                  44117          25085
Family Dollar Stores           COM         307000109      237    7800 SH       SOLE                   7800
First Data Corp                COM         319963104   105935 2379483 SH       SOLE                2128689         250794
Fiserv, Inc                    COM         337738108    89619 2304430 SH       SOLE                2100205         204225
Fox Entertainment              COM         35138T107      248    9300 SH       SOLE                   9300
Freddie Mac                    COM         313400301   100206 1583033 SH       SOLE                1434616         148417
General Electric               COM         369604103     1108   34200 SH       SOLE                  34200
Hewitt Associates Inc          COM         42822q100     7142  259715 SH       SOLE                 133275         126440
IBM                            COM         459200101      456    5168 SH       SOLE                   2584           2584
IDT Corp.                      COM         448947101     2629  145785 SH       SOLE                 137020           8765
Interactivecorp                COM         45840Q101    63013 2090673 SH       SOLE                1880758         209915
Intuit, Inc.                   COM         461202103    71561 1854868 SH       SOLE                1656997         197871
Johnson & Johnson              COM         478160104   109790 1971099 SH       SOLE                1783674         187425
Kemet Corp.                    COM         488360108     4209  344455 SH       SOLE                 206280         138175
Kohls Corp                     COM         500255104      266    6300 SH       SOLE                   6300
Kraft Foods, Inc - A           COM         50075N104    78433 2475798 SH       SOLE                2271213         204585
Kroger, Co.                    COM         501044101     1112   61120 SH       SOLE                  20875          40245
Laboratory Crp of Amer Hldgs   COM         50540R409     2117   53330 SH       SOLE                  49480           3850
Liberty Media Corp - A         COM         530718105    98850 10995519 SH      SOLE                9984882        1010637
Liberty Media Intl Inc. A      COM         530719103    21472  578759 SH       SOLE                 528952          49807
Limited Inc                    COM         532716107     3046  162885 SH       SOLE                 152815          10070
Liz Claiborne                  COM         539320101   101658 2825393 SH       SOLE                2548282         277111
MBIA, Inc.                     COM         55262C100     1730   30293 SH       SOLE                   8895          21398
MBNA Corp.                     COM         55262L100    96812 3753865 SH       SOLE                3460515         293350
MGIC Investment                COM         552848103   101214 1334225 SH       SOLE                1231535         102690
Markel Corp.                   COM         570535104    74358  267956 SH       SOLE                 240629          27327
Marshall & Ilsley              COM         571834100     1903   48691 SH       SOLE                  12210          36481
Mattel Inc.                    COM         577081102      186   10200 SH       SOLE                  10200
McDonalds                      COM         580135101    81119 3119945 SH       SOLE                2864765         255180
Medtronic Inc.                 COM         585055106      758   15550 SH       SOLE                  15550
Merck & Co                     COM         589331107    71170 1498323 SH       SOLE                1340401         157922
Mercury General Corp.          COM         589400100     3512   70730 SH       SOLE                  66330           4400
Microsoft Corp                 COM         594918104   114479 4008383 SH       SOLE                3651535         356848
Mohawk Industries, Inc.        COM         608190104    78795 1074527 SH       SOLE                 980507          94020
Morgan Stanley                 COM         617446448    53426 1012428 SH       SOLE                 895595         116833
Natuzzi Spa-SP ADR             COM         63905A101     1480  137785 SH       SOLE                 129500           8285
Odyssey Re Holdings Corp       COM         67612W108     6862  285920 SH       SOLE                 140545         145375
Office Depot                   COM         676220106     5246  292890 SH       SOLE                 153640         139250
Pfizer, Inc.                   COM         717081103   119955 3499256 SH       SOLE                3173080         326176
Proctor & Gamble               COM         742718109     1235   22680 SH       SOLE                  22680
Scripps Co. (E.W.) - Cl A      COM         811054204      875    8329 SH       SOLE                   7784            545
Staples Inc.                   COM         855030102      297   10100 SH       SOLE                  10100
Taiwan Semiconductor ADR       COM         874039100    67609 8135862 SH       SOLE                7429789         706073
Target Corporation             COM         87612E106    51157 1204544 SH       SOLE                1132083          72461
Tiffany & Co.                  COM         886547108     2439   66175 SH       SOLE                  62055           4120
Valassis Communications, Inc.  COM         918866104     2336   76655 SH       SOLE                  72000           4655
Viacom Inc. - Cl B             COM         925524308    92761 2596906 SH       SOLE                2342512         254394
Walgreen Co                    COM         931422109    75804 2093444 SH       SOLE                1898051         195393
Washington Mutual Inc.         COM         939322103     1559   40350 SH       SOLE                  13430          26920
Waste Management, Inc.         COM         94106L109   100275 3271622 SH       SOLE                2975237         296385
Wells Fargo & Co               COM         949746101    86729 1515440 SH       SOLE                1375745         139695
White Mountains Insurance Grp  COM         G9618E107     8155   15991 SH       SOLE                   8626           7365
Wiley (John) & Sons - Cl A     COM         968223206     3016   94240 SH       SOLE                  88860           5380
Willis Group Holdings LTD      COM         G96655108    93158 2487533 SH       SOLE                2242383         245150
Yum! Brands Inc.               COM         988498101     1552   41685 SH       SOLE                  38210           3475